SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest Income	$ 1,729			$ 2,152
Net Earnings	$ (10,405,903)	$ (673,687)	$ (574,687)	$ (3,586,390)
Redeemable Class A Common Stock, Basic and Diluted	405,000			405,000
Net loss	$ (10,405,903)	$ (673,687)	$ (574,687)	$ (3,586,390)
Weighted average shares outstanding of common stock	405,000			405,000
Non-Redeemable Class A and B Common Stock, Basic and Diluted	(405,000)			(405,000)
Class A common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Redeemable Class A Common Stock, Basic and Diluted				11,500,000
Weighted average shares outstanding of common stock				11,500,000
Non-Redeemable Class A and B Common Stock, Basic and Diluted				(11,500,000)
Class A common stock | Redeemable Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest Income	$ 1,729			$ 2,152
Income and Franchise Tax	$ (1,729)			$ 2,152
Redeemable Class A Common Stock, Basic and Diluted	11,500,000			11,500,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	$ 0.00			$ 0.00
Weighted average shares outstanding of common stock	11,500,000			11,500,000
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock	$ (0.00)			$ (0.00)
Non-Redeemable Class A and B Common Stock, Basic and Diluted	(11,500,000)			(11,500,000)
Common Class A and B | Non-Redeemable warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net Earnings	$ (10,405,903)			$ (3,586,390)
Redeemable Class A Common Stock, Basic and Diluted	3,280,000			3,100,220
Earnings/Basic and Diluted Redeemable Class A Common Stock	$ 3.17			$ 1.16
Net loss	$ (10,405,903)			$ (3,586,390)
Non-Redeemable Net Loss	$ (10,405,903)			$ (3,589,390)
Weighted average shares outstanding of common stock	3,280,000			3,100,220
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock	$ (3.17)			$ (1.16)
Non-Redeemable Class A and B Common Stock, Basic and Diluted	(3,280,000)			(3,100,220)